Promissory Note (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 07, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accrued interest						$ 1,702
Loss on settlement of debt		$ (4,130,203)	$ 0	$ (6,770,814)	$ (882,279)	(909,486)	$ 0
Interest Payable, Accrued		$ 24,877		$ 24,877		51,663
Promissory Note Agreement [Member]
Promissory note Interest rate	5.00%
Accrued interest						$ 3,767
Common stock shares						175,000
Promissory note Interest						$ 750	3,017
Loss on settlement of debt						779,024
Conversion of common shares fair market value						902,790
Long-term Debt, Principal Amount							120,000
Interest Payable, Accrued							$ 3,017
Promissory Note	$ 120,000					$ 120,000